Document and Entity Information	9 Months Ended
Sep. 30, 2014
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Sep. 30, 2014
Entity Registrant Name	S&T BANCORP INC
Entity Central Index Key	0000719220
Entity Filer Category	Large Accelerated Filer